Income Taxes	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Income Taxes
22.	Income Taxes
A summary of the Company’s income tax expense (recov
ery)
is as follows:
Income Tax Expense (Recovery) in Net Earnings

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2025	2024	2025	2024
Current income tax expense (recovery)	$28	$(2,868)	$72	$(2,809)
Global minimum income tax expense	49,634	50,510	94,700	50,510
Total current income tax expense	$49,662	$47,642	$94,772	$47,701

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$4,446	$4,271	$5,866	$4,495

Write down (reversal of write down) or recognition of prior period temporary differences	(8,374)	(1,400)	(12,125)	(1,711)

Total deferred income tax expense (recovery)	$(3,928)	$2,871	$(6,259)	$2,784

Total income tax expense recognized in net earnings	$45,734	$50,513	$88,513	$50,485

Effective Tax Rate	14%	29%	14%	15%
Pillar II Tax Expense - Global Minimum Tax
For the three months ended June 30, 2025, an amount of $50 million current tax expense associated with “Global Minimum Tax (“GMT”) (six months - $95 million) was recorded, with GMT being payable 15 months after year-end

(18 months after

year-end

for the year-ended December 31, 2024). As the Global Minimum Tax Act (“GMTA”) was not enacted into law until Q2-2024, GMT for the full six month period ended June 30, 2024 was reflected in the Q2-2024 results.
The Company has applied the mandatory exemption to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two taxes.
To date, the government of the Cayman Islands has indicated that they do not intend to enact Pillar Two legislation.

Income Tax Expense (Recovery) in Other Comprehensive Income

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2025	2024	2025	2024

Current income tax expense (recovery) related to LTIs - common shares held	$-	$4,190	$-	$4,190

Deferred income tax expense (recovery) related to LTIs - common shares held	3,945	(2,863)	6,295	(2,766)

Income tax expense (recovery) recognized in OCI	$3,945	$1,327	$6,295	$1,424